Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Net Income (Loss)	$ 29,146	$ (50,448)	$ (52,864)	$ (53,433)	$ 15,693	$ (13,191)